EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Plan assets	$ 635.8	$ 585.9
Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	147.8	151.6
Cash and cash equivalents	7.2	14.6
Other	18.9	12.1
Plan assets	628.3	578.3
Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.4	0.4
Other	0.3	0.3
Plan assets	7.5	7.6
Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	152.1	135.3
Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	62.8	63.4
Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	6.8	6.9
Quoted
Disclosure of fair value of plan assets [line items]
Plan assets	7.2	7.3
Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	0.0	0.0
Cash and cash equivalents	0.0	0.0
Other	0.0	0.0
Plan assets	0.0	0.0
Quoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.4	0.4
Other	0.0	0.0
Plan assets	7.2	7.3
Quoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	6.8	6.9
Unquoted
Disclosure of fair value of plan assets [line items]
Plan assets	628.6	578.6
Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	147.8	151.6
Cash and cash equivalents	7.2	14.6
Other	18.9	12.1
Plan assets	628.3	578.3
Unquoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Other	0.3	0.3
Plan assets	0.3	0.3
Unquoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	152.1	135.3
Unquoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	62.8	63.4
Unquoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Canadian | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	52.6	43.5
Canadian | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Canadian | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	52.6	43.5
Foreign | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	186.9	157.8
Foreign | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Foreign | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	$ 186.9	$ 157.8